Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Capital Expenditure Contracted

Capital expenditure contracted for but not provided in the consolidated financial statements:

	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Software and AI Platform Development	1,338,535	13,313,961	2,978,848